INCOME TAXES: (Details 2)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income Tax Disclosure [Line Items]
US Federal statutory rate	(34.00%)	(34.00%)
State income tax, net of federal benefit	(5.90%)
Fair value of common stock warrant liability	(15.00%)
Deferred Tax Adjustment	(39.30%)
Change in valuation allowance	97.80%	16.90%
Other permanent differences	(6.50%)	12.60%
Income tax provision (benefit)	(2.90%)	(4.50%)